Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
MUNICIPAL BONDS - 133.2%
Alabama - 1.8%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants, Series D	5.000%	10/1/21	$1,500,000	$1,589,565
Lower Alabama Gas District, Natural Gas Revenue, Project #2	4.000%	12/1/25	500,000	573,710	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	500,000	580,520	(c)
Total Alabama				2,743,795
Alaska - 0.2%
Alaska State Housing Finance Corp., State Capital Project, Series B	4.000%	12/1/36	250,000	301,655
Arizona - 3.1%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,300,000	1,510,379	(a)(b)(d)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	593,490
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	250,000	281,937	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,175,610
Pinal County, AZ, Electrical District #3, Electric System Revenue, Refunding	4.000%	7/1/23	1,000,000	1,040,420
Total Arizona				4,601,836
California - 22.9%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	613,610
Anaheim, CA, Public Financing Authority Lease, Refunding, Series A	5.000%	5/1/26	2,000,000	2,349,160
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA
Municipal Swap Index Yield + 1.100%)	2.250%	4/1/24	2,000,000	2,068,800	(a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	438,343	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	490,876	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	300,313	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	2,000,000	2,198,700	(c)(d)
California State, GO, Bid Group C, Refunding	5.000%	8/1/33	1,000,000	1,250,960
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	555,000	603,901	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
California - continued
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	$1,500,000	$1,915,185
Long Beach, CA, Bond Finance Authority Lease Revenue, Series A, Refunding	5.000%	8/1/31	1,855,000	2,038,905
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/35	1,000,000	1,325,860
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/22	1,000,000	1,104,680
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,547,916	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	959,527
Modesto, CA, Irrigation District, Electric System Revenue:
Series A, Refunding	5.000%	7/1/24	4,130,000	4,362,023
Series A, Refunding	5.000%	7/1/25	2,000,000	2,112,080
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	119,960	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,980,000	3,891,969
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	430,000	470,992
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	1,004,880
Series A, Refunding	5.000%	10/1/43	250,000	325,142
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	990,165
San Bernardino City, CA, Unified School District, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	321,503
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	645,000	834,811	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
California - continued
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	$150,000	$150,501
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	250,000	300,678
Total California				34,091,440
Colorado - 4.8%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	532,640
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	500,000	622,500
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	110,562	(d)
E-470 Public Highway Authority Revenue, CO, Series C, Refunding	5.250%	9/1/25	2,000,000	2,043,660
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	3,290,000	3,648,873
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	146,948
Total Colorado				7,105,183
Connecticut - 1.2%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	310,000
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	621,265
Connecticut State, GO:
Series A	5.000%	4/15/30	400,000	525,344
Series E	5.000%	10/15/34	210,000	257,078
Total Connecticut				1,713,687
District of Columbia - 1.0%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	140,000	149,113
Series A	5.000%	3/1/38	750,000	1,002,622	(e)
District of Columbia Water & Sewer Authority Revenue, Subordinated Lien, Series C	1.750%	10/1/24	350,000	360,903	(a)(b)
Total District of Columbia				1,512,638

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Florida - 7.1%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	$250,000	$311,177	(d)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	168,861	(c)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	651,804
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/30	1,500,000	1,654,980
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/31	4,000,000	4,408,280	(d)(f)
Series A, Refunding	5.000%	10/1/32	1,000,000	1,102,070	(d)(f)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,754,715
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	308,232
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	250,000	284,323
Total Florida				10,644,442
Georgia - 0.6%
Main Street Natural Gas Inc., GA, Gas Supply Revenue, Series A	5.000%	5/15/33	250,000	319,023
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	580,840
Total Georgia				899,863
Illinois - 17.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/38	500,000	597,870
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	330,164
Series C, Refunding	5.000%	12/1/24	250,000	290,215
Chicago, IL, GO:
Series A	5.000%	1/1/40	600,000	730,608
Series A, Refunding	5.000%	1/1/26	500,000	590,200
Series B, Refunding	5.500%	1/1/30	1,000,000	1,177,240
Series C, Refunding	5.000%	1/1/25	500,000	576,225

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Illinois - continued
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	$850,000	$1,010,879
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	626,010
Senior Lien, Series D	5.250%	1/1/37	400,000	500,228
Series A, Refunding	5.000%	1/1/31	1,750,000	2,038,417	(d)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	721,518
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	628,305
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	786,278
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	200,000	242,302
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	602,480
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,480,270
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/25	650,000	774,183
Series C, Refunding	5.000%	1/1/26	925,000	1,134,485
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	124,396
Illinois State, GO:
Series 2016	5.000%	1/1/35	770,000	905,682
Series 2016, Refunding	5.000%	2/1/26	600,000	720,930
Series 2016, Refunding	5.000%	2/1/29	500,000	611,080
Series A	5.000%	12/1/42	300,000	362,358
Series A, Refunding	5.000%	10/1/29	1,300,000	1,646,580
Series C	5.000%	11/1/29	250,000	308,238
Series D	5.000%	11/1/26	250,000	305,560
Series D	5.000%	11/1/27	500,000	622,665
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,100,000	1,349,909	(e)
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	306,790

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Illinois - continued
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	$1,020,000	$1,357,946
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	250,000	318,420
Total Illinois				25,778,431
Indiana - 5.1%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	937,140
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,289,237
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	250,000	267,080	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	200,000	202,280	(a)(b)
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,597,800
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	295,000	324,512	(d)
Total Indiana				7,618,049
Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	150,000	156,116
Kentucky - 2.1%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	1,600,000	1,779,664	(a)(b)
Series B	4.000%	1/1/25	1,200,000	1,355,640	(a)(b)
Total Kentucky				3,135,304
Louisiana - 4.7%
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,335,720	(d)
Series B	5.000%	1/1/30	2,000,000	2,330,620	(d)
Port New Orleans Board of Commissioners, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,994,216	(d)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	300,000	315,648	(a)(b)
Total Louisiana				6,976,204

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Massachusetts - 2.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	$350,000	$459,683
Massachusetts State DFA Revenue:
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	1,000,000	1,362,440	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	315,835
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	244,828
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	645,470	(d)
Total Massachusetts				3,028,256
Michigan - 3.0%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	283,005
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	982,352
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	428,529
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	600,000	643,266	(c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	325,297
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,175,380
Michigan State Finance Authority, Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	312,508
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	370,554	(d)
Total Michigan				4,520,891
Missouri - 1.0%
Kansas City, MO, Industrial Development Authority, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	955,267	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Missouri - continued
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	$150,000	$172,838
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	344,451
Total Missouri				1,472,556
Nebraska - 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	500,000	704,650
New Jersey - 10.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,139,450
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	2,825,000	3,127,925
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	2,175,000	2,405,463
Transit Transportation Project, Series A	5.000%	11/1/32	750,000	959,422
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	179,700	(d)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation System, Series A, Refunding	5.000%	12/15/25	1,000,000	1,201,740
Transportation System, Series B	5.250%	6/15/23	4,000,000	4,228,360	(f)
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,274,440
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	627,545
Total New Jersey				15,144,045
New York - 12.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,256,910
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	3,500,000	4,566,800
Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,943,370
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/44	750,000	963,195

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
New York - continued
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	$1,000,000	$1,215,100
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	224,928
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	600,000	628,278	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	2,050,000	2,552,619	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,426,953	(d)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	791,985	(c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,810,845	(d)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,000,000	1,157,740
Total New York				18,538,723
North Carolina - 1.3%
Charlotte, NC, COP, Series P	5.000%	6/1/44	250,000	322,485
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport	5.000%	7/1/36	400,000	526,912
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	750,000	999,855
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	123,366
Total North Carolina				1,972,618
Ohio - 1.4%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	648,300
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, Refunding	5.000%	6/1/36	250,000	327,978	(e)
Series B-2, Refunding	5.000%	6/1/55	400,000	452,352	(e)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Ohio - continued
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	$250,000	$305,300
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	372,498	(a)(b)(d)
Total Ohio				2,106,428
Oklahoma - 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	86,511	216	*(g)
Oregon - 1.4%
Portland, OR, River District Urban Renewal & Redevelopment, Series C	5.000%	6/15/28	570,000	620,673
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	633,390
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community, Refunding	5.000%	11/15/31	350,000	399,669
Friendsview Retirement Community, Refunding	5.000%	11/15/36	325,000	367,523
Total Oregon				2,021,255
Pennsylvania - 2.8%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	254,188
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	500,000	575,630
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	250,000	260,233	(a)(b)(d)
Pennsylvania State, GO, Refunding	5.000%	7/15/29	750,000	1,010,445
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	630,435
Lease Revenue, Refunding	5.000%	10/1/30	250,000	337,502
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	327,222

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Pennsylvania - continued
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$150,000	$184,272
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	550,971
Total Pennsylvania				4,130,898
Puerto Rico - 2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	900,000	974,250
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	75,000	59,906	*(g)
Series DDD, Refunding	5.000%	7/1/21	280,000	223,650	*(g)
Series TT	5.000%	7/1/37	450,000	359,438	*(g)
Series XX	5.250%	7/1/40	270,000	216,338	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	188,192
CAB, Restructured, Series A-1	0.000%	7/1/46	300,000	89,256
Restructured, Series A-1	4.750%	7/1/53	100,000	113,212
Restructured, Series A-1	5.000%	7/1/58	1,275,000	1,462,259
Total Puerto Rico				3,686,501
South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	502,244	(d)
Tennessee - 4.0%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bond, Series A	5.000%	7/1/42	300,000	375,468
Tennessee State Energy Acquisition Corp., Gas Revenue, Series A	5.250%	9/1/23	4,940,000	5,611,494
Total Tennessee				5,986,962
Texas - 10.0%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	286,160
Austin, TX, Airport System Revenue, Series 2014	5.000%	11/15/27	1,000,000	1,178,030	(d)
El Paso, TX, GO, Series B, Refunding	5.000%	8/15/31	945,000	1,246,276	(e)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,187,260

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Texas - continued
Houston, TX, Public Improvement Project, Series A, Refunding	5.000%	3/1/31	$800,000	$1,047,520
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	620,235	(d)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,321,883	(d)
Laredo, TX, Waterworks & Sewer System Revenue, Series 2019	5.000%	3/1/33	1,000,000	1,248,790
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	109,810	(d)
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	618,620
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,538,628
Prosper, TX, ISD, Unlimited Tax School Building, PSF-GTD	5.000%	2/15/44	750,000	960,795
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	130,000	158,610
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	418,754
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/22	2,000,000	2,213,780
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	600,000	761,238
Total Texas				14,916,389
U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	300,000	301,314
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	335,000	335,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	150,381
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	100,000	100,192
Total U.S. Virgin Islands				886,887

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
Utah - 0.4%
Utah Infrastructure Agency, Telecommunications Revenue, Series 2019	5.000%	10/15/26	$250,000	$299,835
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	299,315
Total Utah				599,150
Virginia - 2.7%
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,477,125
Virginia State Small Business Financing Authority Revenue:
Second Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,172,960	(d)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	374,231	(d)
Total Virginia				4,024,316
Washington - 0.6%
Port of Seattle, WA, Revenue, Intermediate Lien, Series 2019	5.000%	4/1/33	500,000	641,360	(d)
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	303,105	(a)(b)
Total Washington				944,465
West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	300,000	398,271	(a)(b)
Wisconsin - 3.7%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,458,661
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	2,000,000	2,155,660	(d)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	200,000	244,328	(c)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	621,530
Total Wisconsin				5,480,179
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $181,342,288)				198,344,543

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount	Value
SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
New York - 0.2%
New York State HFA Revenue, 505 West 37th Street Housing, Series B, LOC - Landesbank Hessen-Thueringen	1.220%	5/1/42	$200,000	$200,000	(h)(i)
Pennsylvania - 0.1%
Philadelphia, PA, Authority for IDR, Series B, Refunding, LOC - TD Bank N.A.	1.120%	10/1/30	200,000	200,000	(h)(i)
TOTAL MUNICIPAL BONDS (Cost - $400,000)				400,000

		Shares
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $27,177)	1.491%	27,177	27,177
TOTAL SHORT-TERM INVESTMENTS (Cost - $427,177)			427,177
TOTAL INVESTMENTS - 133.5% (Cost - $181,769,465)			198,771,720
Liabilities in Excess of Other Assets - (33.5)%			(49,835,363)
TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$148,936,357

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of February 29, 2020.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SIFMA	—	Securities Industry and Financial Markets Association

At February 29, 2020, the Fund had the following open futures contracts:

	Number of	Expiration		Notional	Market	Unrealized
	Contracts	Date		Amount	Value	Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	19	6	/20	$3,852,900	$3,942,500	$(89,600)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Municipal Bonds†	—	$198,344,543	—	$198,344,543
Short-Term Investments†:
Municipal Bonds	—	400,000	—	400,000
Money Market Funds	$27,177	—	—	27,177
Total Short-Term Investments	27,177	400,000	—	427,177
Total Investments	$27,177	$198,744,543	—	$198,771,720

LIABILITIES
Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Other Financial Instruments:
Futures Contracts	$89,600	—	—	$89,600

†	See Schedule of Investments for additional detailed categorizations.